Share based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share based compensation
Stock Based Compensation Expense
For the years ended December 31,
	2023	2022	2021
Stock Option Expense	$92,500	$22,552	$26,250
Restricted Stock Units	62,441	153,343	154,715
Employee Share Purchase Plan	30,508	39,389	106,935
Compensation Expense	55,822	-	-
Total stock based compensation expense	241,271	215,284	287,900

Stock Options Outstanding
Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.174	69,200	69,200	3.9
$0.200	166,200	166,200	4.4
$0.216	2,005,200	55,200	4.0
$0.252	115,250	115,250	4.7
$0.259	100,000	-	4.7
$0.260	52,650	52,650	4.0
$0.264	177,200	177,200	4.0
$0.440	21,360	21,360	2.5
$0.510	16,000	16,000	1.8
$0.520	100,000	100,000	0.5
$0.550	30,000	30,000	1.1
$0.620	18,050	18,050	3.0
$0.680	32,250	32,250	3.2
$0.720	24,460	24,460	3.4
	2,927,820	877,820	3.9

Stock Option Activity
For the years ended December 31,
	2023		2022
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	461,320	$0.51	358,660	$0.56
Granted	2,716,500	$0.22	134,060	$0.40
Forfeited	(100,000)	$(0.22)	-	-
Expired	(150,000)	$(0.59)	-	-
Cancelled	-	-	(31,400)	$(0.51)
Options outstanding, end of the year	2,927,820	$0.25	461,320	$0.51
Options exercisable, end of the year	877,820	$0.32	461,320	$0.51
For the year ended December 31,
	2021
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	421,000	$0.83
Granted	62,660	$0.56
Expired	(125,000)	$(1.48)
Options outstanding, end of the year	358,660	$0.56
Options exercisable, end of the year	358,660	$0.56

Weighted Average Assumptions
For the year ended	2023	2022	2021
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	79%	75%	108%
Weighted average risk free interest rate	3.32%	3.05%	0.38%
Weighted average fair market value per share at grant date	$0.22	$0.40	$0.56
Forfeiture rate	18.5%	0%	0%

Deferred Stock Unit Activity
	For the years ended December 31,
Opening balance	2023	2022	2021
Opening balance	37,354	37,354	37,354
Granted	-	-	-
Closing balance	37,354	37,354	37,354

Restricted Stock Unit Activity
For the years ended December 31,
	2023		2022
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	348,334	$0.21	696,666	$0.61
Granted	-	-	-	-
Common shares issued	(256,619)	($0.26)	(212,304)	($0.58)
Payroll withholdings settled in cash	(91,715)	($0.23)	(136,028)	($0.58)
RSUs outstanding, end of the year	-	-	348,334	$0.21

For the year ended December 31,
	2021
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	1,200,000	$0.79
Granted	-	-
Common shares issued	(208,370)	($0.55)
Payroll withholdings settled in cash	(139,964)	($0.55)
Forfeited	(155,000)	($0.79)
RSUs outstanding, end of the year	696,666	$0.61

Employee Stock Purchase Plan
	2023		2022
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	168,515	$36,246	105,221	$49,738
Matched by the Company	140,994	30,509	83,412	39,389
Total Common Shares issued	309,509	66,755	188,633	89,127
For the year ended December 31,
	2021
	# of shares	$ amount
Purchased by employees	127,790	$69,260
Matched by the Company	102,641	55,733
Bonus match by the Company	74,119	48,030
Total Common Shares issued	304,550	173,023